AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 15.1%
Asbury Automotive Group, Inc.*	1,950	$407,667
Bright Horizons Family Solutions, Inc.*,1	2,143	210,550
Burlington Stores, Inc.*	3,361	642,455
Churchill Downs, Inc.	4,888	591,301
Five Below, Inc.*	4,442	797,161
Grand Canyon Education, Inc.*	4,973	649,424
Krispy Kreme, Inc.[1]	23,020	305,936
LKQ Corp.	10,509	490,455
Pool Corp.	1,381	512,696
Revolve Group, Inc.*,1	14,740	212,404
Texas Roadhouse, Inc.	6,818	857,159
Vail Resorts, Inc.	1,070	237,540

Total Consumer Discretionary		5,914,748
Consumer Staples - 1.4%
Performance Food Group Co.*	7,722	561,235
Energy - 4.4%
ChampionX Corp.	14,555	398,952
Matador Resources Co.	11,165	612,847
Ovintiv, Inc.	9,357	396,924
SM Energy Co.	8,938	331,421

Total Energy		1,740,144
Financials - 5.9%
Evercore, Inc., Class A	2,928	502,825
Houlihan Lokey, Inc.	5,180	620,460
MarketAxess Holdings, Inc.	1,568	353,600
Pinnacle Financial Partners, Inc.	5,275	466,205
RLI Corp.	2,713	369,972

Total Financials		2,313,062
Health Care - 23.0%
Acadia Healthcare Co., Inc.*	8,235	676,423
Agios Pharmaceuticals, Inc.*	18,344	414,941
Azenta, Inc.*	12,452	811,870
Bio-Rad Laboratories, Inc., Class A*	1,086	348,487
Chemed Corp.	681	403,690
Crinetics Pharmaceuticals, Inc.*	16,955	618,518
CryoPort, Inc.*,1	7,678	111,408
Globus Medical, Inc., Class A*	9,018	476,060
Halozyme Therapeutics, Inc.*	12,019	406,843
HealthEquity, Inc.*	7,322	553,397
ICU Medical, Inc.*	918	84,025
Insmed, Inc.*	20,930	581,854
	Shares	Value

Integra LifeSciences Holdings Corp.*	6,999	$281,010
Intra-Cellular Therapies, Inc.*	8,412	566,464
Medpace Holdings, Inc.*	1,996	581,994
Natera, Inc.*	7,538	497,056
Neurocrine Biosciences, Inc.*	4,555	636,652
Phathom Pharmaceuticals, Inc.*,1	19,748	132,312
Ultragenyx Pharmaceutical, Inc.*	8,759	386,359
Veracyte, Inc.*	17,200	430,344

Total Health Care		8,999,707
Industrials - 21.7%
Atkore, Inc.*	6,038	920,976
Booz Allen Hamilton Holding Corp.	3,835	539,853
CACI International, Inc., Class A*	1,490	512,158
Chart Industries, Inc.*,1	3,000	350,160
Gibraltar Industries, Inc.*	6,759	546,938
Graco, Inc.	5,307	452,687
IDEX Corp.	3,029	640,634
ITT, Inc.	4,262	514,764
Knight-Swift Transportation Holdings, Inc.	6,182	354,723
Nordson Corp.	1,600	402,752
Paycor HCM, Inc.*	14,670	285,038
Paylocity Holding Corp.*	3,873	613,522
RBC Bearings, Inc.*,1	3,232	867,921
SiteOne Landscape Supply, Inc.*	5,013	774,759
SS&C Technologies Holdings, Inc.	4,415	269,403
The Toro Co.	4,851	448,621

Total Industrials		8,494,909
Information Technology - 20.8%
CCC Intelligent Solutions Holdings, Inc.*	40,761	447,963
Cognex Corp.	14,965	540,835
CyberArk Software, Ltd. (Israel)*	3,890	908,237
The Descartes Systems Group, Inc. (Canada)*	6,072	531,847
Entegris, Inc.	7,850	923,945
Globant SA (Uruguay)*	3,874	913,528
MACOM Technology Solutions Holdings, Inc.*	6,935	598,005
Manhattan Associates, Inc.*	4,420	1,072,115
Power Integrations, Inc.	4,466	334,771
Procore Technologies, Inc.*	6,400	456,896
Rapid7, Inc.*	5,238	288,247
Silicon Laboratories, Inc.*	2,933	361,815
Tyler Technologies, Inc.*	919	388,507
Zebra Technologies Corp., Class A*	1,628	389,988

Total Information Technology		8,156,699

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.3%
AptarGroup, Inc.	3,090	$401,329
Avient Corp.	9,849	356,632
Eagle Materials, Inc.	1,769	400,290
RPM International, Inc.	4,798	511,755

Total Materials		1,670,006
Real Estate - 2.3%
EastGroup Properties, Inc., REIT	2,930	519,870
Sun Communities, Inc., REIT	2,956	370,535

Total Real Estate		890,405

Total Common Stocks (Cost $36,787,651)		38,740,915
Rights - 0.0%
Health Care - 0.0%
Abiomed, Inc.*,2,3 (Cost $0)	1,175	0

Principal Amount
Short-Term Investments - 2.7%
Joint Repurchase Agreements - 1.0%[4]
Deutsche Bank Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $396,190 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/15/39 - 10/20/62, totaling $404,054)	$396,131	396,131
	Principal Amount	Value
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $664,095 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $677,328)	$664,000	$664,000

Total Short-Term Investments (Cost $1,060,131)		1,060,131
Total Investments - 101.6% (Cost $37,847,782)		39,801,046
Other Assets, less Liabilities - (1.6)%		(641,554)
Net Assets - 100.0%		$39,159,492

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,847,751 or 4.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	This security is restricted and not available for re-sale. The Fund received Contingent Value Rights ("CVRs") of Abiomed Inc ("ABIOMED") from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$38,740,915	—	—	$38,740,915
Rights
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$396,131	—	396,131
Repurchase Agreements	—	664,000	—	664,000
Total Investments in Securities	$38,740,915	$1,060,131	$0	$39,801,046

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended January 31, 2024, the change in unrealized appreciation (depreciation) was $0.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,847,751	$396,131	$1,543,684	$1,939,815
The following table summarizes the securities received as collateral for securities lending at January 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.